Investment Securities - Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	$ 97,185	$ 107,895
Available-for-sale Securities, Gross Unrealized Gains	79	152
Available-for-sale Securities, Gross Unrealized Losses	1,521	2,148
Available-for-sale Securities, Fair Value	95,743	105,899
Held-to-maturity Securities, Amortized Cost	11,458	11,990
Held-to-maturity Securities, Gross Unrealized Gains	48	21
Held-to-maturity Securities, Gross Unrealized Losses	45	77
Held-to-maturity Securities, Fair Value	11,461	11,934
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	56,522	58,506
Available-for-sale Securities, Gross Unrealized Gains	33	28
Available-for-sale Securities, Gross Unrealized Losses	940	863
Available-for-sale Securities, Fair Value	55,615	57,671
Held-to-maturity Securities, Amortized Cost	1,348	1,754
Held-to-maturity Securities, Gross Unrealized Losses	9	17
Held-to-maturity Securities, Fair Value	1,339	1,737
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	21,253	26,195
Available-for-sale Securities, Gross Unrealized Gains	12	39
Available-for-sale Securities, Gross Unrealized Losses	374	586
Available-for-sale Securities, Fair Value	20,891	25,648
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	14,368	14,123
Available-for-sale Securities, Gross Unrealized Gains	27	71
Available-for-sale Securities, Gross Unrealized Losses	196	658
Available-for-sale Securities, Fair Value	14,199	13,536
Held-to-maturity Securities, Amortized Cost	6,925	6,974
Held-to-maturity Securities, Gross Unrealized Gains	23	7
Held-to-maturity Securities, Gross Unrealized Losses	36	60
Held-to-maturity Securities, Fair Value	6,912	6,921
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost		4,017
Available-for-sale Securities, Gross Unrealized Losses		3
Available-for-sale Securities, Fair Value		4,014
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost	5,042	5,054
Available-for-sale Securities, Gross Unrealized Gains	7	14
Available-for-sale Securities, Gross Unrealized Losses	11	38
Available-for-sale Securities, Fair Value	5,038	5,030
Held-to-maturity Securities, Amortized Cost	3,185	3,262
Held-to-maturity Securities, Gross Unrealized Gains	25	14
Held-to-maturity Securities, Fair Value	$ 3,210	$ 3,276